Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 186	$ 275
Current deferred tax liabilities	(21)	(9)
Long-term deferred tax assets	147	120
Long-term deferred tax liabilities	(172)	(200)
Net deferred tax assets	$ 140	$ 186